SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

At-the-Market Offering

On April 15, 2024, the Company entered into an at-the-market offering agreement with H.C. Wainwright & Co., LLC, as sales agent (“HCW”), relating to the sale of common stock. In accordance with the terms of the offering agreement, Form S-3 shelf registration, and related prospectus documents filed with the SEC, the Company offered to sell up to $1,120,446 of shares of its common stock from time to time, through HCW acting as agent.

From April 15, 2024 through April 28, 2024, the Company sold 50,395 shares of common stock at purchase prices of approximately $0.25 per share, and received approximately $13,000 of gross proceeds before deducting sales agent fees and expenses. The net proceeds received by the Company from these transactions amounted to approximately $12,000.

Following the May 1, 2024 registered direct offering described below, the Company filed an amended prospectus document, reducing the maximum remaining aggregate offering amount under the at-the-market facility to $538,599 of shares of common stock.

Registered Direct Offering

On May 1, 2024, the Company closed on a registered direct offering of 4,200,822 shares of its common stock and, in a concurrent private placement, warrants to purchase up to 4,200,822 shares of common stock at an exercise price of $0.244 per share, for a combined purchase price per share and warrant of $0.244. In exchange, the Company received approximately $1.0 million of gross proceeds, before deducting placement agent fees and expenses. In addition, the Company issued to the placement agent warrants to purchase up to 315,062 shares of common stock at an exercise price of $0.305 per share. The net proceeds received by the Company from this transaction amounted to approximately $837,000. We intend to use the net proceeds of this offering primarily for working capital and general corporate purposes.

NOTE 11 – SUBSEQUENT EVENTS

Settlement and License Agreement

On January 3, 2024, we settled and resolved certain matters with a third party, including a complaint that had been brought before the International Trade Commission and an investigation instituted by the International Trade Commission in 2023, and entered into a multi-year non-exclusive license agreement covering multiple smart eyewear patents. Pursuant to this license agreement, the Company added licenses for 46 new patents to its portfolio of owned and licensed patents and applications.

Loan to Tekcapital Europe, Ltd.

On January 11, 2024, we entered into an intercompany loan agreement (as lender) with Tekcapital Europe, Ltd. (as borrower), an affiliate of our largest stockholder, Lucyd Ltd., whose Chief Executive Officer is the father of our Chief Executive Officer, and Tekcapital Plc, the parent of Tekcapital Europe Ltd. Pursuant to this agreement, the Company loaned 600,000 British pounds sterling (equivalent to approximately $765,000) to Tekcapital Europe Ltd. The loan bears simple interest at a rate of 10% per annum and is required to be repaid on or before April 11, 2024. Tekcapital Plc executed the agreement as guarantor for Tekcapital Europe Ltd. on the full amount of the loan. Tekcapital Europe Ltd. repaid the loan in full in March 2024.

New Convertible Note

Effective March 1, 2024, the Company issued a convertible note to Lucyd Ltd., the largest stockholder of the Company, for up to $1,250,000 that bears interest at 10% per annum, which includes the option to convert the debt into the Company’s common stock at market price. The note can be converted into shares of common stock of the Company upon the occurrence of certain events, as defined in the note, or for any reason at the sole discretion of Lucyd Ltd. The note has a maturity date of September 1, 2025, at which time all outstanding principal and accrued interest is payable in full. As of the date these financial statements were available to be issued, the Company has not borrowed any amounts under this convertible note.